CIT Equipment Collateral 2006-VT1	Exhibit 99.1
Monthly Servicing Report

Determination Date:		05/18/06
Collection Period:	04/01/06	04/30/06
Record Date:		05/19/06
Payment Date:		05/22/06

I. AVAILABLE FUNDS

A. Collections

a. Scheduled Payments Received	$31,541,138.58
b. Liquidation Proceeds Allocated to Owner Trust	42,314.64
c. Prepayments on Contracts	1,141,029.03
d. Payments on Purchased Contracts	0.00
e. Proceeds of Clean-up Call	0.00
f. Investment Earnings on Collection Account	0.00

Total Collections	$32,724,482.25

B. Determination of Available Funds

a. Total Collections	$32,724,482.25
b. Servicer Advances	5,656,803.34
c. Recoveries of prior Servicer Advances	(2,813,931.53)
d. Withdrawal from Reserve Account	0.00

Total Available Funds =	$35,567,354.06

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee		585,203.28

2.	Class A-1 Note Interest Distribution	1,167,819.89
	Class A-1 Note Principal Distribution	28,485,431.06
	Aggregate Class A-1 distribution		29,653,250.95

3.	Class A-2 Note Interest Distribution	765,225.00
	Class A-2 Note Principal Distribution	0.00
	Aggregate Class A-2 distribution		765,225.00

4.	Class A-3 Note Interest Distribution	1,410,750.00
	Class A-3 Note Principal Distribution	0.00
	Aggregate Class A-3 distribution		1,410,750.00

5.	Class A-4 Note Interest Distribution	403,297.00
	Class A-4 Note Principal Distribution	0.00
	Aggregate Class A-4 distribution		403,297.00

6.	Class B Note Interest Distribution	91,818.39
	Class B Note Principal Distribution	692,888.87
	Aggregate Class B distribution		784,707.26

7.	Class C Note Interest Distribution	92,696.20
	Class C Note Principal Distribution	692,888.87
	Aggregate Class C distribution		785,585.07

8.	Class D Note Interest Distribution	128,276.56
	Class D Note Principal Distribution	923,851.81
	Aggregate Class D distribution		1,052,128.37

9.	Deposit to the Reserve Account		0.00

10.	Trustee Expenses		0.00

11.	Remainder to the holder of the equity certificate		127,207.13

Collection Account Distributions =			35,567,354.06

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT
Collection Account Distributions =			0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution Amounts	Class A-1 Notes	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1.	Interest Due	1,167,819.89	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	1,167,819.89	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	28,485,431.06	0.00	0.00	0.00

5.	Total Distribution Amount ((2) plus (4))	29,653,250.95	765,225.00	1,410,750.00	403,297.00

	Distribution Amounts	Class B Notes	Class C Notes	Class D Notes	Total Offered Notes

1.	Interest Due	91,818.39	92,696.20	128,276.56	4,059,883.04
2.	Interest Paid	91,818.39	92,696.20	128,276.56	4,059,883.04
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	692,888.87	692,888.87	923,851.81	30,795,060.61

5.	Total Distribution Amount ((2) plus (4))	784,707.26	785,585.07	1,052,128.37	34,854,943.65

IV. Information Regarding the Securities

A   Summary of Balance Information

	Class	Applicable Coupon Rate	Principal Balance May-06 Payment Date	Class Factor May-06 Payment Date	Principal Balance Apr-06 Payment Date	Class Factor Apr-06 Payment Date

a.	Class A-1 Notes	4.98953%	234,825,417.01	0.71159	263,310,848.07	0.79791
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	20,374,429.06	0.89795	21,067,317.93	0.92848
f.	Class C Notes	5.2800%	20,374,429.06	0.89795	21,067,317.93	0.92848
g.	Class D Notes	5.4800%	27,165,905.42	0.89796	28,089,757.23	0.92850

h.	Total Offered Notes		905,530,180.55		936,325,241.16

B   Other Information

Class	Scheduled Principal Balance May-06 Payment Date	Scheduled Principal Balance Apr-06 Payment Date

Class A-1 Notes	242,424,378.03	273,983,239.38

Class	Class Percentage	Target Principal Balance May-06 Payment Date	Class Floor May-06 Payment Date	Target Principal Amount Apr-06 Payment Date	Class Floor Apr-06 Payment Date

Class A	92.50%	837,615,417.01		866,100,848.07
Class B	2.25%	20,374,429.06	0.00	21,067,317.93	0.00
Class C	2.25%	20,374,429.06	0.00	21,067,317.93	0.00
Class D	3.00%	27,165,905.42	0.00	28,089,757.23	0.00

V. PRINCIPAL

A. MONTHLY PRINCIPAL AMOUNT

1.	Principal Balance of Notes and Equity Certificates (End of Prior Collection Period)		936,325,241.16
2.	Contract Pool Principal Balance (End of Collection Period)		905,530,180.55

	Total monthly principal amount		30,795,060.61

B. PRINCIPAL BREAKDOWN		No. of Accounts

1.	Scheduled Principal	73,106	29,540,491.30
2.	Prepaid Contracts	156	1,135,569.05
3.	Defaulted Contracts	10	119,000.26
4.	Contracts purchased by CIT Financial USA, Inc.	0	0.00

	Total Principal Breakdown	73,272	30,795,060.61

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS

		Original Pool	May-06 Payment Date	Apr-06 Payment Date

1.	a. Contract Pool Balance	1,008,422,983.17	905,530,180.55	936,325,241.16
	b. No of Contracts	74,262	73,106	73,272
	c. Pool Factor

2.	Weighted Average Remaining Term	37.10	34.66	35.46

3.	Weighted Average Original Term	43.20

B. DELINQUENCY INFORMATION

		% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

1. Current		97.35%	97.91%	71,166	895,289,677.98
31-60 days		1.80%	1.48%	1,318	13,573,551.77
61-90 days		0.84%	0.60%	616	5,480,338.09
91-120 days		0.00%	0.00%	1	2,240.13
121-150 days		0.00%	0.00%	3	23,565.21
151-180 days		0.00%	0.00%	2	9,552.05
180+days (1)		0.00%	0.00%	0	0.00

Total Delinquency		100.00%	100.00%	73,106	914,378,925.23

2. Delinquent Scheduled Payments:

Beginning of Collection Period				6,005,872.87
End of Collection Period				8,848,744.68

Change in Delinquent Scheduled Payments				2,842,871.81

(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

C. DEFAULTED CONTRACT INFORMATION

1.	Aggregate Contract Balance on Defaulted Contracts			119,000.26
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			42,314.64

	Current period reported net losses			76,685.62

3.	Cumulative Reported Net Losses			76,685.62

4.	Cumulative Net Loss Ratio			0.0076%

5.	Cummlative Net Loss Trigger			0.5000%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE

1.	Opening Servicer Advance Balance			6,005,872.87
2.	Current Period Servicer Advance			5,656,803.34
3.	Recoveries of prior Servicer Advances			(2,813,931.53)

4.	Ending Servicer Advance Balance			8,848,744.68

5.	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1. Opening Reserve Account			72,565,206.19

2. Deposit from the Collection Account			0.00

3. Withdrawals from the Reserve Account			0.00

4. Investment Earnings.			264,369.01

5. Investment Earnings Distributions to the Depositor			(264,369.01)

6. Remaining available amount			72,565,206.19

7. Specified Reserve Account Balance			70,178,588.99

8. Reserve Account Surplus/(Shortfall)			2,386,617.20

9. Distribution of Reserve Account Surplus to the Depositor			(2,386,617.20)

10. Ending Reserve Account Balance			70,178,588.99

11. Reserve Account deficiency			0.00

12. Reserve Account Floor			30,252,689.50

C. OTHER RELATED INFORMATION

1. Discount Rate

2. Life to Date Prepayment (CPR)		5.8890%

3. Life to Date Substitutions:		6.47%

a. Prepayments	0.00

b. Defaults	0.00

4. If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				0

5. Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				0

6. Any material breaches of pool assets representations or warranties or transaction covenants:				0

7. Information regarding pool asset substitutions and repurchase:				0.00

8. Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:				0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CITEC 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR

04/30/06	Avaya Portfolio	177,055,436.59	177,736,927.20	67,322.99	67,322.99	0.04%	0.04%	6.66%
04/30/06	DFS Portfolio	506,961,440.66	513,768,801.38	40,015.68	0.00	0.01%	0.00%	7.09%
04/30/06	Other	221,513,303.30	222,873,196.65	11,661.59	9,362.63	0.00%	0.00%	4.88%

	Totals	905,530,180.55	914,378,925.23	119,000.26	76,685.62	0.012%	0.0076%	6.47%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151- 180%	Delq 180+ %

04/30/06	Avaya Portfolio	98.21%	1.57%	0.21%	0.00%	0.00%	0.00%	0.00%
04/30/06	DFS Portfolio	98.06%	1.15%	0.79%	0.00%	0.00%	0.00%	0.00%
04/30/06	Other	97.34%	2.18%	0.48%	0.00%	0.00%	0.00%	0.00%

	Totals	97.91%	1.48%	0.60%	0.00%	0.00%	0.00%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90

04/30/06	Avaya Portfolio	174,553,372.53	6,712	2,798,109.44	139	376,634.17
04/30/06	DFS Portfolio	503,792,359.73	48,980	5,922,990.47	864	4,033,169.98
04/30/06	Other	216,943,945.72	15,474	4,852,451.86	315	1,070,533.94

	Totals	895,289,677.98	71,166	13,573,551.77	1,318	5,480,338.09

Coll. Period	Portfolio Name	No. of Delq 61- 90	Delq 91- 120	No. of Delq 91- 120	Delq 121- 150	No. of Delq 121- 150	Delq 151-180	No. of Delq 151- 180	Delq 180+	No. of Delq 180+

04/30/06	Avaya Portfolio	48	0.00	0	8,811.06	1	0.00	0	0.00	0
04/30/06	DFS Portfolio	485	0.00	0	14,754.15	2	5,527.05	1	0.00	0
04/30/06	Other	83	2,240.13	1	0.00	0	4,025.00	1	0.00	0

	Totals	616	2,240.13	1	23,565.21	3	9,552.05	2	0.00	0